Dispositions, Assets and Liabilities Held for Sale and Impairments	12 Months Ended
Dec. 31, 2016
Dispositions, Assets and Liabilities Held for Sale and Impairments
 DISPOSITIONS, ASSETS AND LIABILITIES HELD FOR SALE AND IMPAIRMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

DISPOSITIONS

2016

Tanners Creek Plant (Vertically Integrated Utilities Segment) (Applies to AEP and I&M)

In October 2016, I&M sold its retired Tanners Creek Plant site including its associated asset retirement obligations (AROs) to a nonaffiliated party.  I&M paid $92 million and the nonaffiliated party took ownership of the Tanners Creek plant site assets and assumed responsibility for environmental liabilities and AROs, including ash pond closure, asbestos abatement and decommissioning and demolition.  I&M did not record a gain or loss related to this sale and will address recovery of Tanners Creek deferred costs in future rate proceedings. If any of the costs associated with Tanners Creek are not recoverable, it could reduce future net income and impact financial condition.

2015

Muskingum River Plant (Generation & Marketing Segment)

In August 2015, AGR sold its retired Muskingum River Plant site including its associated asset retirement obligations to a nonaffiliated party.  AGR paid $48 million and the nonaffiliated party took ownership of the Muskingum River Plant site assets and assumed responsibility for environmental liabilities and AROs, including ash pond closure, asbestos abatement and decommissioning and demolition.  As a result of the sale, a net gain of $32 million was recognized and recorded in Other Operation on the statements of income.  The cash paid was recorded in Operating Activities on the statements of cash flows.

AEPRO (Corporate and Other)

In October 2015, AEP signed a Purchase and Sale Agreement to sell its commercial barge transportation subsidiary, AEPRO, to a nonaffiliated party. The sale closed in November 2015. The nonaffiliated party acquired AEPRO by purchasing all of the common stock of AEP Resources, Inc., the parent company of AEPRO.  The nonaffiliated party assumed certain assets and liabilities of AEPRO, excluding the equity method investment in International Marine Terminals, LLC, pension and benefit assets and liabilities and debt obligations. Prior to the closing of the sale, AEP retired the debt obligations of AEPRO. AEP retained ownership of its captive barge fleet that delivers coal to the company’s regulated coal-fueled power plant units owned or leased by AEGCo, APCo, I&M, KPCo and WPCo.  AEP signed a contract with the nonaffiliated party to dispatch and schedule its captive barge fleet for the company’s regulated coal-fueled power plant units.  AEP also had a separate contract with the nonaffiliated party to barge coal for AGR. These agreements with the nonaffiliated party extend through the end of 2019.
Results of operations of AEPRO have been classified as discontinued operations on AEP’s statements of income for the years ended December 31, 2015 and 2014, as shown in the following table:

	Years Ended December 31,
	2015	2014
	(in millions)
Other Revenues	$447.1	$641.6

Other Operation Expense	321.3	459.5
Maintenance Expense	21.5	32.6
Depreciation and Amortization Expense	26.9	31.5
Taxes Other Than Income Taxes	10.6	14.2
Total Expenses	380.3	537.8

Other Income (Expense)	(16.9)	(17.1)

Pretax Income of Discontinued Operations	49.9	86.7
Income Tax Expense	19.4	39.0
Equity Earnings of Unconsolidated Subsidiaries	(0.1)	(0.2)
Income from Discontinued Operations of AEPRO	30.4	47.5

Gain on Sale of Discontinued Operations	240.1	—
Income Tax Expense (Benefit)	(13.2)	—
Gain on Sale of Discontinued Operations, Net of Tax	253.3	—

Total Income on Discontinued Operations as Presented on the Statements of Income	$283.7	$47.5

In the second quarter of 2016, AEP recorded a $3 million loss related to the final accounting for the sale of AEPRO, which was recorded in Income (Loss) from Discontinued Operations, Net of Tax, on AEP’s statements of income.

ASSETS AND LIABILITIES HELD FOR SALE

2016

Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)
In September 2016, AEP signed a Purchase and Sale Agreement to sell AGR’s Gavin, Waterford and Darby plants as well as AEGCo’s Lawrenceburg plant totaling 5,329 MWs of competitive generation assets for approximately $2.2 billion to a nonaffiliated party. The sale closed in January 2017.

In the third quarter of 2016, management determined the disposal group met the classification of held for sale. Accordingly, the four plants’ assets and liabilities have been recorded as Assets Held for Sale and Liabilities Held for Sale on AEP’s balance sheet as of December 31, 2016 and as shown in the table below. The Income from Continuing Operations before Income Tax Expense (Credit) and Equity Earnings of the four plants was approximately $375 million, $451 million and $444 million for the years ended December 31, 2016, 2015 and 2014, respectively.

December 31,
2016
Assets:	(in millions)
Fuel	$145.5
Materials and Supplies	49.4
Property, Plant and Equipment - Net	1,756.2
Other Class of Assets That Are Not Major	0.1
Total Assets Classified as Held for Sale on the Balance Sheets	$1,951.2

Liabilities:
Long-term Debt	$134.8
Waterford Plant Upgrade Liability	52.2
Asset Retirement Obligations	36.7
Other Classes of Liabilities That Are Not Major	12.2
Total Liabilities Classified as Held for Sale on the Balance Sheets	$235.9

IMPAIRMENTS

2016

Merchant Generating Assets (Generation & Marketing Segment)

In September 2016, due to AEP’s ongoing evaluation of strategic alternatives for its merchant generation assets, declining forecasts of future energy and capacity prices, and a decreasing likelihood of cost recovery through regulatory proceedings or legislation in the state of Ohio providing for the recovery of AEP’s existing Ohio merchant generation assets, AEP performed an impairment analysis at the unit level on the remaining merchant generation assets in accordance with accounting guidance for impairments of long-lived assets. Cardinal, Unit 1, a 43.5% interest in Conesville, Unit 4, Conesville, Units 5 and 6, a 26% interest in Stuart, Units 1-4, a 25.4% interest in Zimmer, Unit 1, and a 54.7% interest in Oklaunion (collectively the “Merchant Coal-Fired Generation Assets”) were subject to this analysis. Additionally, Racine Hydroelectric Plant (“Racine”), Putnam and I&M’s Price River coal reserves (“Coal Reserves”) and Desert Sky and Trent Wind Farms (“Wind Farms”) were also included in this analysis. For the Merchant Coal-Fired Generation Assets, Racine and the Wind Farms, AEP performed step one of the impairment analysis using undiscounted cash flows for the estimated useful lives of the assets based upon energy and capacity price curves, as applicable, which were developed internally with both observable Level 2 third party quotations and unobservable Level 3 inputs, as well as management’s forecasts of operating expenses and capital expenditures. The step one analysis concluded the book value of Racine would be recovered and the book value of the remaining assets would not be recovered.

AEP performed step two of the impairment analysis on the Merchant Coal-Fired Generation Assets using a ten-year discounted cash flow model based upon forecasted energy and capacity price curves, which were developed internally using both observable Level 2 third party quotations and unobservable Level 3 inputs, as well as management’s forecasts of operating expenses and capital expenditures. The step two analysis resulted in projected negative cash flows. Based on this result, coupled with the significant capital investments necessary to comply with environmental rules to allow the Merchant Coal-Fired Generation Assets to operate to the end of their currently estimated depreciable lives and the joint-ownership structure of these facilities, management determined the fair value of these assets was $0. AEP performed step two of the impairment analysis on the Wind Farms using a ten-year discounted cash flow model utilizing forecasted energy price curves, which were developed internally using both observable Level 2 third party quotations and unobservable Level 3 inputs, as well as management’s forecasts of operating expenses and capital expenditures. The results concluded the Wind Farms were also impaired.
For the Coal Reserves, AEP performed step one of the impairment analysis and concluded the book value of the assets would not be recovered. Step two of the impairment analysis on the Coal Reserves was performed using a market approach with Level 3 unobservable inputs. The results concluded the Coal Reserves were also impaired.
Based on the impairment analysis performed, in the third quarter of 2016, AEP recorded a pretax impairment of $2.3 billion in Asset Impairments and Other Related Charges on the statements of income. See the table below for additional information.

Impaired Assets	Book Value	Fair Value	Impairment
	(in millions)
Merchant Coal-Fired Generation Assets	$2,139.4	$—	$2,139.4
Trent and Desert Sky Wind Farms	118.7	46.0	72.7
Coal Reserves (a)	56.6	3.8	52.8
Total	$2,314.7	$49.8	$2,264.9

(a)	Includes the $11 million book value of I&M’s Price River Coal Reserves which were fully impaired. This $11 million impairment is reflected in the Vertically Integrated Utilities Segment.

Based on capital expenditure activity of the Merchant Coal-fired Generation Assets in the fourth quarter of 2016, AEP recorded a pretax impairment of an additional $3 million in Asset Impairments and Other Related Charges on AEP’s statements of income.

Appalachian Power Co [Member]
Dispositions, Assets and Liabilities Held for Sale and Impairments
DISPOSITIONS, ASSETS AND LIABILITIES HELD FOR SALE AND IMPAIRMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

DISPOSITIONS

2016

Tanners Creek Plant (Vertically Integrated Utilities Segment) (Applies to AEP and I&M)

In October 2016, I&M sold its retired Tanners Creek Plant site including its associated asset retirement obligations (AROs) to a nonaffiliated party.  I&M paid $92 million and the nonaffiliated party took ownership of the Tanners Creek plant site assets and assumed responsibility for environmental liabilities and AROs, including ash pond closure, asbestos abatement and decommissioning and demolition.  I&M did not record a gain or loss related to this sale and will address recovery of Tanners Creek deferred costs in future rate proceedings. If any of the costs associated with Tanners Creek are not recoverable, it could reduce future net income and impact financial condition.

2015

Muskingum River Plant (Generation & Marketing Segment)

In August 2015, AGR sold its retired Muskingum River Plant site including its associated asset retirement obligations to a nonaffiliated party.  AGR paid $48 million and the nonaffiliated party took ownership of the Muskingum River Plant site assets and assumed responsibility for environmental liabilities and AROs, including ash pond closure, asbestos abatement and decommissioning and demolition.  As a result of the sale, a net gain of $32 million was recognized and recorded in Other Operation on the statements of income.  The cash paid was recorded in Operating Activities on the statements of cash flows.

AEPRO (Corporate and Other)

In October 2015, AEP signed a Purchase and Sale Agreement to sell its commercial barge transportation subsidiary, AEPRO, to a nonaffiliated party. The sale closed in November 2015. The nonaffiliated party acquired AEPRO by purchasing all of the common stock of AEP Resources, Inc., the parent company of AEPRO.  The nonaffiliated party assumed certain assets and liabilities of AEPRO, excluding the equity method investment in International Marine Terminals, LLC, pension and benefit assets and liabilities and debt obligations. Prior to the closing of the sale, AEP retired the debt obligations of AEPRO. AEP retained ownership of its captive barge fleet that delivers coal to the company’s regulated coal-fueled power plant units owned or leased by AEGCo, APCo, I&M, KPCo and WPCo.  AEP signed a contract with the nonaffiliated party to dispatch and schedule its captive barge fleet for the company’s regulated coal-fueled power plant units.  AEP also had a separate contract with the nonaffiliated party to barge coal for AGR. These agreements with the nonaffiliated party extend through the end of 2019.
Results of operations of AEPRO have been classified as discontinued operations on AEP’s statements of income for the years ended December 31, 2015 and 2014, as shown in the following table:

	Years Ended December 31,
	2015	2014
	(in millions)
Other Revenues	$447.1	$641.6

Other Operation Expense	321.3	459.5
Maintenance Expense	21.5	32.6
Depreciation and Amortization Expense	26.9	31.5
Taxes Other Than Income Taxes	10.6	14.2
Total Expenses	380.3	537.8

Other Income (Expense)	(16.9)	(17.1)

Pretax Income of Discontinued Operations	49.9	86.7
Income Tax Expense	19.4	39.0
Equity Earnings of Unconsolidated Subsidiaries	(0.1)	(0.2)
Income from Discontinued Operations of AEPRO	30.4	47.5

Gain on Sale of Discontinued Operations	240.1	—
Income Tax Expense (Benefit)	(13.2)	—
Gain on Sale of Discontinued Operations, Net of Tax	253.3	—

Total Income on Discontinued Operations as Presented on the Statements of Income	$283.7	$47.5

In the second quarter of 2016, AEP recorded a $3 million loss related to the final accounting for the sale of AEPRO, which was recorded in Income (Loss) from Discontinued Operations, Net of Tax, on AEP’s statements of income.

ASSETS AND LIABILITIES HELD FOR SALE

2016

Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)
In September 2016, AEP signed a Purchase and Sale Agreement to sell AGR’s Gavin, Waterford and Darby plants as well as AEGCo’s Lawrenceburg plant totaling 5,329 MWs of competitive generation assets for approximately $2.2 billion to a nonaffiliated party. The sale closed in January 2017.

In the third quarter of 2016, management determined the disposal group met the classification of held for sale. Accordingly, the four plants’ assets and liabilities have been recorded as Assets Held for Sale and Liabilities Held for Sale on AEP’s balance sheet as of December 31, 2016 and as shown in the table below. The Income from Continuing Operations before Income Tax Expense (Credit) and Equity Earnings of the four plants was approximately $375 million, $451 million and $444 million for the years ended December 31, 2016, 2015 and 2014, respectively.

December 31,
2016
Assets:	(in millions)
Fuel	$145.5
Materials and Supplies	49.4
Property, Plant and Equipment - Net	1,756.2
Other Class of Assets That Are Not Major	0.1
Total Assets Classified as Held for Sale on the Balance Sheets	$1,951.2

Liabilities:
Long-term Debt	$134.8
Waterford Plant Upgrade Liability	52.2
Asset Retirement Obligations	36.7
Other Classes of Liabilities That Are Not Major	12.2
Total Liabilities Classified as Held for Sale on the Balance Sheets	$235.9

IMPAIRMENTS

2016

Merchant Generating Assets (Generation & Marketing Segment)

In September 2016, due to AEP’s ongoing evaluation of strategic alternatives for its merchant generation assets, declining forecasts of future energy and capacity prices, and a decreasing likelihood of cost recovery through regulatory proceedings or legislation in the state of Ohio providing for the recovery of AEP’s existing Ohio merchant generation assets, AEP performed an impairment analysis at the unit level on the remaining merchant generation assets in accordance with accounting guidance for impairments of long-lived assets. Cardinal, Unit 1, a 43.5% interest in Conesville, Unit 4, Conesville, Units 5 and 6, a 26% interest in Stuart, Units 1-4, a 25.4% interest in Zimmer, Unit 1, and a 54.7% interest in Oklaunion (collectively the “Merchant Coal-Fired Generation Assets”) were subject to this analysis. Additionally, Racine Hydroelectric Plant (“Racine”), Putnam and I&M’s Price River coal reserves (“Coal Reserves”) and Desert Sky and Trent Wind Farms (“Wind Farms”) were also included in this analysis. For the Merchant Coal-Fired Generation Assets, Racine and the Wind Farms, AEP performed step one of the impairment analysis using undiscounted cash flows for the estimated useful lives of the assets based upon energy and capacity price curves, as applicable, which were developed internally with both observable Level 2 third party quotations and unobservable Level 3 inputs, as well as management’s forecasts of operating expenses and capital expenditures. The step one analysis concluded the book value of Racine would be recovered and the book value of the remaining assets would not be recovered.

AEP performed step two of the impairment analysis on the Merchant Coal-Fired Generation Assets using a ten-year discounted cash flow model based upon forecasted energy and capacity price curves, which were developed internally using both observable Level 2 third party quotations and unobservable Level 3 inputs, as well as management’s forecasts of operating expenses and capital expenditures. The step two analysis resulted in projected negative cash flows. Based on this result, coupled with the significant capital investments necessary to comply with environmental rules to allow the Merchant Coal-Fired Generation Assets to operate to the end of their currently estimated depreciable lives and the joint-ownership structure of these facilities, management determined the fair value of these assets was $0. AEP performed step two of the impairment analysis on the Wind Farms using a ten-year discounted cash flow model utilizing forecasted energy price curves, which were developed internally using both observable Level 2 third party quotations and unobservable Level 3 inputs, as well as management’s forecasts of operating expenses and capital expenditures. The results concluded the Wind Farms were also impaired.
For the Coal Reserves, AEP performed step one of the impairment analysis and concluded the book value of the assets would not be recovered. Step two of the impairment analysis on the Coal Reserves was performed using a market approach with Level 3 unobservable inputs. The results concluded the Coal Reserves were also impaired.
Based on the impairment analysis performed, in the third quarter of 2016, AEP recorded a pretax impairment of $2.3 billion in Asset Impairments and Other Related Charges on the statements of income. See the table below for additional information.

Impaired Assets	Book Value	Fair Value	Impairment
	(in millions)
Merchant Coal-Fired Generation Assets	$2,139.4	$—	$2,139.4
Trent and Desert Sky Wind Farms	118.7	46.0	72.7
Coal Reserves (a)	56.6	3.8	52.8
Total	$2,314.7	$49.8	$2,264.9

(a)	Includes the $11 million book value of I&M’s Price River Coal Reserves which were fully impaired. This $11 million impairment is reflected in the Vertically Integrated Utilities Segment.

Based on capital expenditure activity of the Merchant Coal-fired Generation Assets in the fourth quarter of 2016, AEP recorded a pretax impairment of an additional $3 million in Asset Impairments and Other Related Charges on AEP’s statements of income.

Indiana Michigan Power Co [Member]
Dispositions, Assets and Liabilities Held for Sale and Impairments
DISPOSITIONS, ASSETS AND LIABILITIES HELD FOR SALE AND IMPAIRMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

DISPOSITIONS

2016

Tanners Creek Plant (Vertically Integrated Utilities Segment) (Applies to AEP and I&M)

In October 2016, I&M sold its retired Tanners Creek Plant site including its associated asset retirement obligations (AROs) to a nonaffiliated party.  I&M paid $92 million and the nonaffiliated party took ownership of the Tanners Creek plant site assets and assumed responsibility for environmental liabilities and AROs, including ash pond closure, asbestos abatement and decommissioning and demolition.  I&M did not record a gain or loss related to this sale and will address recovery of Tanners Creek deferred costs in future rate proceedings. If any of the costs associated with Tanners Creek are not recoverable, it could reduce future net income and impact financial condition.

2015

Muskingum River Plant (Generation & Marketing Segment)

In August 2015, AGR sold its retired Muskingum River Plant site including its associated asset retirement obligations to a nonaffiliated party.  AGR paid $48 million and the nonaffiliated party took ownership of the Muskingum River Plant site assets and assumed responsibility for environmental liabilities and AROs, including ash pond closure, asbestos abatement and decommissioning and demolition.  As a result of the sale, a net gain of $32 million was recognized and recorded in Other Operation on the statements of income.  The cash paid was recorded in Operating Activities on the statements of cash flows.

AEPRO (Corporate and Other)

In October 2015, AEP signed a Purchase and Sale Agreement to sell its commercial barge transportation subsidiary, AEPRO, to a nonaffiliated party. The sale closed in November 2015. The nonaffiliated party acquired AEPRO by purchasing all of the common stock of AEP Resources, Inc., the parent company of AEPRO.  The nonaffiliated party assumed certain assets and liabilities of AEPRO, excluding the equity method investment in International Marine Terminals, LLC, pension and benefit assets and liabilities and debt obligations. Prior to the closing of the sale, AEP retired the debt obligations of AEPRO. AEP retained ownership of its captive barge fleet that delivers coal to the company’s regulated coal-fueled power plant units owned or leased by AEGCo, APCo, I&M, KPCo and WPCo.  AEP signed a contract with the nonaffiliated party to dispatch and schedule its captive barge fleet for the company’s regulated coal-fueled power plant units.  AEP also had a separate contract with the nonaffiliated party to barge coal for AGR. These agreements with the nonaffiliated party extend through the end of 2019.
Results of operations of AEPRO have been classified as discontinued operations on AEP’s statements of income for the years ended December 31, 2015 and 2014, as shown in the following table:

	Years Ended December 31,
	2015	2014
	(in millions)
Other Revenues	$447.1	$641.6

Other Operation Expense	321.3	459.5
Maintenance Expense	21.5	32.6
Depreciation and Amortization Expense	26.9	31.5
Taxes Other Than Income Taxes	10.6	14.2
Total Expenses	380.3	537.8

Other Income (Expense)	(16.9)	(17.1)

Pretax Income of Discontinued Operations	49.9	86.7
Income Tax Expense	19.4	39.0
Equity Earnings of Unconsolidated Subsidiaries	(0.1)	(0.2)
Income from Discontinued Operations of AEPRO	30.4	47.5

Gain on Sale of Discontinued Operations	240.1	—
Income Tax Expense (Benefit)	(13.2)	—
Gain on Sale of Discontinued Operations, Net of Tax	253.3	—

Total Income on Discontinued Operations as Presented on the Statements of Income	$283.7	$47.5

In the second quarter of 2016, AEP recorded a $3 million loss related to the final accounting for the sale of AEPRO, which was recorded in Income (Loss) from Discontinued Operations, Net of Tax, on AEP’s statements of income.

ASSETS AND LIABILITIES HELD FOR SALE

2016

Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)
In September 2016, AEP signed a Purchase and Sale Agreement to sell AGR’s Gavin, Waterford and Darby plants as well as AEGCo’s Lawrenceburg plant totaling 5,329 MWs of competitive generation assets for approximately $2.2 billion to a nonaffiliated party. The sale closed in January 2017.

In the third quarter of 2016, management determined the disposal group met the classification of held for sale. Accordingly, the four plants’ assets and liabilities have been recorded as Assets Held for Sale and Liabilities Held for Sale on AEP’s balance sheet as of December 31, 2016 and as shown in the table below. The Income from Continuing Operations before Income Tax Expense (Credit) and Equity Earnings of the four plants was approximately $375 million, $451 million and $444 million for the years ended December 31, 2016, 2015 and 2014, respectively.

December 31,
2016
Assets:	(in millions)
Fuel	$145.5
Materials and Supplies	49.4
Property, Plant and Equipment - Net	1,756.2
Other Class of Assets That Are Not Major	0.1
Total Assets Classified as Held for Sale on the Balance Sheets	$1,951.2

Liabilities:
Long-term Debt	$134.8
Waterford Plant Upgrade Liability	52.2
Asset Retirement Obligations	36.7
Other Classes of Liabilities That Are Not Major	12.2
Total Liabilities Classified as Held for Sale on the Balance Sheets	$235.9

IMPAIRMENTS

2016

Merchant Generating Assets (Generation & Marketing Segment)

In September 2016, due to AEP’s ongoing evaluation of strategic alternatives for its merchant generation assets, declining forecasts of future energy and capacity prices, and a decreasing likelihood of cost recovery through regulatory proceedings or legislation in the state of Ohio providing for the recovery of AEP’s existing Ohio merchant generation assets, AEP performed an impairment analysis at the unit level on the remaining merchant generation assets in accordance with accounting guidance for impairments of long-lived assets. Cardinal, Unit 1, a 43.5% interest in Conesville, Unit 4, Conesville, Units 5 and 6, a 26% interest in Stuart, Units 1-4, a 25.4% interest in Zimmer, Unit 1, and a 54.7% interest in Oklaunion (collectively the “Merchant Coal-Fired Generation Assets”) were subject to this analysis. Additionally, Racine Hydroelectric Plant (“Racine”), Putnam and I&M’s Price River coal reserves (“Coal Reserves”) and Desert Sky and Trent Wind Farms (“Wind Farms”) were also included in this analysis. For the Merchant Coal-Fired Generation Assets, Racine and the Wind Farms, AEP performed step one of the impairment analysis using undiscounted cash flows for the estimated useful lives of the assets based upon energy and capacity price curves, as applicable, which were developed internally with both observable Level 2 third party quotations and unobservable Level 3 inputs, as well as management’s forecasts of operating expenses and capital expenditures. The step one analysis concluded the book value of Racine would be recovered and the book value of the remaining assets would not be recovered.

AEP performed step two of the impairment analysis on the Merchant Coal-Fired Generation Assets using a ten-year discounted cash flow model based upon forecasted energy and capacity price curves, which were developed internally using both observable Level 2 third party quotations and unobservable Level 3 inputs, as well as management’s forecasts of operating expenses and capital expenditures. The step two analysis resulted in projected negative cash flows. Based on this result, coupled with the significant capital investments necessary to comply with environmental rules to allow the Merchant Coal-Fired Generation Assets to operate to the end of their currently estimated depreciable lives and the joint-ownership structure of these facilities, management determined the fair value of these assets was $0. AEP performed step two of the impairment analysis on the Wind Farms using a ten-year discounted cash flow model utilizing forecasted energy price curves, which were developed internally using both observable Level 2 third party quotations and unobservable Level 3 inputs, as well as management’s forecasts of operating expenses and capital expenditures. The results concluded the Wind Farms were also impaired.
For the Coal Reserves, AEP performed step one of the impairment analysis and concluded the book value of the assets would not be recovered. Step two of the impairment analysis on the Coal Reserves was performed using a market approach with Level 3 unobservable inputs. The results concluded the Coal Reserves were also impaired.
Based on the impairment analysis performed, in the third quarter of 2016, AEP recorded a pretax impairment of $2.3 billion in Asset Impairments and Other Related Charges on the statements of income. See the table below for additional information.

Impaired Assets	Book Value	Fair Value	Impairment
	(in millions)
Merchant Coal-Fired Generation Assets	$2,139.4	$—	$2,139.4
Trent and Desert Sky Wind Farms	118.7	46.0	72.7
Coal Reserves (a)	56.6	3.8	52.8
Total	$2,314.7	$49.8	$2,264.9

(a)	Includes the $11 million book value of I&M’s Price River Coal Reserves which were fully impaired. This $11 million impairment is reflected in the Vertically Integrated Utilities Segment.

Based on capital expenditure activity of the Merchant Coal-fired Generation Assets in the fourth quarter of 2016, AEP recorded a pretax impairment of an additional $3 million in Asset Impairments and Other Related Charges on AEP’s statements of income.

Ohio Power Co [Member]
Dispositions, Assets and Liabilities Held for Sale and Impairments
DISPOSITIONS, ASSETS AND LIABILITIES HELD FOR SALE AND IMPAIRMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

DISPOSITIONS

2016

Tanners Creek Plant (Vertically Integrated Utilities Segment) (Applies to AEP and I&M)

In October 2016, I&M sold its retired Tanners Creek Plant site including its associated asset retirement obligations (AROs) to a nonaffiliated party.  I&M paid $92 million and the nonaffiliated party took ownership of the Tanners Creek plant site assets and assumed responsibility for environmental liabilities and AROs, including ash pond closure, asbestos abatement and decommissioning and demolition.  I&M did not record a gain or loss related to this sale and will address recovery of Tanners Creek deferred costs in future rate proceedings. If any of the costs associated with Tanners Creek are not recoverable, it could reduce future net income and impact financial condition.

2015

Muskingum River Plant (Generation & Marketing Segment)

In August 2015, AGR sold its retired Muskingum River Plant site including its associated asset retirement obligations to a nonaffiliated party.  AGR paid $48 million and the nonaffiliated party took ownership of the Muskingum River Plant site assets and assumed responsibility for environmental liabilities and AROs, including ash pond closure, asbestos abatement and decommissioning and demolition.  As a result of the sale, a net gain of $32 million was recognized and recorded in Other Operation on the statements of income.  The cash paid was recorded in Operating Activities on the statements of cash flows.

AEPRO (Corporate and Other)

In October 2015, AEP signed a Purchase and Sale Agreement to sell its commercial barge transportation subsidiary, AEPRO, to a nonaffiliated party. The sale closed in November 2015. The nonaffiliated party acquired AEPRO by purchasing all of the common stock of AEP Resources, Inc., the parent company of AEPRO.  The nonaffiliated party assumed certain assets and liabilities of AEPRO, excluding the equity method investment in International Marine Terminals, LLC, pension and benefit assets and liabilities and debt obligations. Prior to the closing of the sale, AEP retired the debt obligations of AEPRO. AEP retained ownership of its captive barge fleet that delivers coal to the company’s regulated coal-fueled power plant units owned or leased by AEGCo, APCo, I&M, KPCo and WPCo.  AEP signed a contract with the nonaffiliated party to dispatch and schedule its captive barge fleet for the company’s regulated coal-fueled power plant units.  AEP also had a separate contract with the nonaffiliated party to barge coal for AGR. These agreements with the nonaffiliated party extend through the end of 2019.
Results of operations of AEPRO have been classified as discontinued operations on AEP’s statements of income for the years ended December 31, 2015 and 2014, as shown in the following table:

	Years Ended December 31,
	2015	2014
	(in millions)
Other Revenues	$447.1	$641.6

Other Operation Expense	321.3	459.5
Maintenance Expense	21.5	32.6
Depreciation and Amortization Expense	26.9	31.5
Taxes Other Than Income Taxes	10.6	14.2
Total Expenses	380.3	537.8

Other Income (Expense)	(16.9)	(17.1)

Pretax Income of Discontinued Operations	49.9	86.7
Income Tax Expense	19.4	39.0
Equity Earnings of Unconsolidated Subsidiaries	(0.1)	(0.2)
Income from Discontinued Operations of AEPRO	30.4	47.5

Gain on Sale of Discontinued Operations	240.1	—
Income Tax Expense (Benefit)	(13.2)	—
Gain on Sale of Discontinued Operations, Net of Tax	253.3	—

Total Income on Discontinued Operations as Presented on the Statements of Income	$283.7	$47.5

In the second quarter of 2016, AEP recorded a $3 million loss related to the final accounting for the sale of AEPRO, which was recorded in Income (Loss) from Discontinued Operations, Net of Tax, on AEP’s statements of income.

ASSETS AND LIABILITIES HELD FOR SALE

2016

Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)
In September 2016, AEP signed a Purchase and Sale Agreement to sell AGR’s Gavin, Waterford and Darby plants as well as AEGCo’s Lawrenceburg plant totaling 5,329 MWs of competitive generation assets for approximately $2.2 billion to a nonaffiliated party. The sale closed in January 2017.

In the third quarter of 2016, management determined the disposal group met the classification of held for sale. Accordingly, the four plants’ assets and liabilities have been recorded as Assets Held for Sale and Liabilities Held for Sale on AEP’s balance sheet as of December 31, 2016 and as shown in the table below. The Income from Continuing Operations before Income Tax Expense (Credit) and Equity Earnings of the four plants was approximately $375 million, $451 million and $444 million for the years ended December 31, 2016, 2015 and 2014, respectively.

December 31,
2016
Assets:	(in millions)
Fuel	$145.5
Materials and Supplies	49.4
Property, Plant and Equipment - Net	1,756.2
Other Class of Assets That Are Not Major	0.1
Total Assets Classified as Held for Sale on the Balance Sheets	$1,951.2

Liabilities:
Long-term Debt	$134.8
Waterford Plant Upgrade Liability	52.2
Asset Retirement Obligations	36.7
Other Classes of Liabilities That Are Not Major	12.2
Total Liabilities Classified as Held for Sale on the Balance Sheets	$235.9

IMPAIRMENTS

2016

Merchant Generating Assets (Generation & Marketing Segment)

In September 2016, due to AEP’s ongoing evaluation of strategic alternatives for its merchant generation assets, declining forecasts of future energy and capacity prices, and a decreasing likelihood of cost recovery through regulatory proceedings or legislation in the state of Ohio providing for the recovery of AEP’s existing Ohio merchant generation assets, AEP performed an impairment analysis at the unit level on the remaining merchant generation assets in accordance with accounting guidance for impairments of long-lived assets. Cardinal, Unit 1, a 43.5% interest in Conesville, Unit 4, Conesville, Units 5 and 6, a 26% interest in Stuart, Units 1-4, a 25.4% interest in Zimmer, Unit 1, and a 54.7% interest in Oklaunion (collectively the “Merchant Coal-Fired Generation Assets”) were subject to this analysis. Additionally, Racine Hydroelectric Plant (“Racine”), Putnam and I&M’s Price River coal reserves (“Coal Reserves”) and Desert Sky and Trent Wind Farms (“Wind Farms”) were also included in this analysis. For the Merchant Coal-Fired Generation Assets, Racine and the Wind Farms, AEP performed step one of the impairment analysis using undiscounted cash flows for the estimated useful lives of the assets based upon energy and capacity price curves, as applicable, which were developed internally with both observable Level 2 third party quotations and unobservable Level 3 inputs, as well as management’s forecasts of operating expenses and capital expenditures. The step one analysis concluded the book value of Racine would be recovered and the book value of the remaining assets would not be recovered.

AEP performed step two of the impairment analysis on the Merchant Coal-Fired Generation Assets using a ten-year discounted cash flow model based upon forecasted energy and capacity price curves, which were developed internally using both observable Level 2 third party quotations and unobservable Level 3 inputs, as well as management’s forecasts of operating expenses and capital expenditures. The step two analysis resulted in projected negative cash flows. Based on this result, coupled with the significant capital investments necessary to comply with environmental rules to allow the Merchant Coal-Fired Generation Assets to operate to the end of their currently estimated depreciable lives and the joint-ownership structure of these facilities, management determined the fair value of these assets was $0. AEP performed step two of the impairment analysis on the Wind Farms using a ten-year discounted cash flow model utilizing forecasted energy price curves, which were developed internally using both observable Level 2 third party quotations and unobservable Level 3 inputs, as well as management’s forecasts of operating expenses and capital expenditures. The results concluded the Wind Farms were also impaired.
For the Coal Reserves, AEP performed step one of the impairment analysis and concluded the book value of the assets would not be recovered. Step two of the impairment analysis on the Coal Reserves was performed using a market approach with Level 3 unobservable inputs. The results concluded the Coal Reserves were also impaired.
Based on the impairment analysis performed, in the third quarter of 2016, AEP recorded a pretax impairment of $2.3 billion in Asset Impairments and Other Related Charges on the statements of income. See the table below for additional information.

Impaired Assets	Book Value	Fair Value	Impairment
	(in millions)
Merchant Coal-Fired Generation Assets	$2,139.4	$—	$2,139.4
Trent and Desert Sky Wind Farms	118.7	46.0	72.7
Coal Reserves (a)	56.6	3.8	52.8
Total	$2,314.7	$49.8	$2,264.9

(a)	Includes the $11 million book value of I&M’s Price River Coal Reserves which were fully impaired. This $11 million impairment is reflected in the Vertically Integrated Utilities Segment.

Based on capital expenditure activity of the Merchant Coal-fired Generation Assets in the fourth quarter of 2016, AEP recorded a pretax impairment of an additional $3 million in Asset Impairments and Other Related Charges on AEP’s statements of income.

Public Service Co Of Oklahoma [Member]
Dispositions, Assets and Liabilities Held for Sale and Impairments
DISPOSITIONS, ASSETS AND LIABILITIES HELD FOR SALE AND IMPAIRMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

DISPOSITIONS

2016

Tanners Creek Plant (Vertically Integrated Utilities Segment) (Applies to AEP and I&M)

In October 2016, I&M sold its retired Tanners Creek Plant site including its associated asset retirement obligations (AROs) to a nonaffiliated party.  I&M paid $92 million and the nonaffiliated party took ownership of the Tanners Creek plant site assets and assumed responsibility for environmental liabilities and AROs, including ash pond closure, asbestos abatement and decommissioning and demolition.  I&M did not record a gain or loss related to this sale and will address recovery of Tanners Creek deferred costs in future rate proceedings. If any of the costs associated with Tanners Creek are not recoverable, it could reduce future net income and impact financial condition.

2015

Muskingum River Plant (Generation & Marketing Segment)

In August 2015, AGR sold its retired Muskingum River Plant site including its associated asset retirement obligations to a nonaffiliated party.  AGR paid $48 million and the nonaffiliated party took ownership of the Muskingum River Plant site assets and assumed responsibility for environmental liabilities and AROs, including ash pond closure, asbestos abatement and decommissioning and demolition.  As a result of the sale, a net gain of $32 million was recognized and recorded in Other Operation on the statements of income.  The cash paid was recorded in Operating Activities on the statements of cash flows.

AEPRO (Corporate and Other)

In October 2015, AEP signed a Purchase and Sale Agreement to sell its commercial barge transportation subsidiary, AEPRO, to a nonaffiliated party. The sale closed in November 2015. The nonaffiliated party acquired AEPRO by purchasing all of the common stock of AEP Resources, Inc., the parent company of AEPRO.  The nonaffiliated party assumed certain assets and liabilities of AEPRO, excluding the equity method investment in International Marine Terminals, LLC, pension and benefit assets and liabilities and debt obligations. Prior to the closing of the sale, AEP retired the debt obligations of AEPRO. AEP retained ownership of its captive barge fleet that delivers coal to the company’s regulated coal-fueled power plant units owned or leased by AEGCo, APCo, I&M, KPCo and WPCo.  AEP signed a contract with the nonaffiliated party to dispatch and schedule its captive barge fleet for the company’s regulated coal-fueled power plant units.  AEP also had a separate contract with the nonaffiliated party to barge coal for AGR. These agreements with the nonaffiliated party extend through the end of 2019.
Results of operations of AEPRO have been classified as discontinued operations on AEP’s statements of income for the years ended December 31, 2015 and 2014, as shown in the following table:

	Years Ended December 31,
	2015	2014
	(in millions)
Other Revenues	$447.1	$641.6

Other Operation Expense	321.3	459.5
Maintenance Expense	21.5	32.6
Depreciation and Amortization Expense	26.9	31.5
Taxes Other Than Income Taxes	10.6	14.2
Total Expenses	380.3	537.8

Other Income (Expense)	(16.9)	(17.1)

Pretax Income of Discontinued Operations	49.9	86.7
Income Tax Expense	19.4	39.0
Equity Earnings of Unconsolidated Subsidiaries	(0.1)	(0.2)
Income from Discontinued Operations of AEPRO	30.4	47.5

Gain on Sale of Discontinued Operations	240.1	—
Income Tax Expense (Benefit)	(13.2)	—
Gain on Sale of Discontinued Operations, Net of Tax	253.3	—

Total Income on Discontinued Operations as Presented on the Statements of Income	$283.7	$47.5

In the second quarter of 2016, AEP recorded a $3 million loss related to the final accounting for the sale of AEPRO, which was recorded in Income (Loss) from Discontinued Operations, Net of Tax, on AEP’s statements of income.

ASSETS AND LIABILITIES HELD FOR SALE

2016

Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)
In September 2016, AEP signed a Purchase and Sale Agreement to sell AGR’s Gavin, Waterford and Darby plants as well as AEGCo’s Lawrenceburg plant totaling 5,329 MWs of competitive generation assets for approximately $2.2 billion to a nonaffiliated party. The sale closed in January 2017.

In the third quarter of 2016, management determined the disposal group met the classification of held for sale. Accordingly, the four plants’ assets and liabilities have been recorded as Assets Held for Sale and Liabilities Held for Sale on AEP’s balance sheet as of December 31, 2016 and as shown in the table below. The Income from Continuing Operations before Income Tax Expense (Credit) and Equity Earnings of the four plants was approximately $375 million, $451 million and $444 million for the years ended December 31, 2016, 2015 and 2014, respectively.

December 31,
2016
Assets:	(in millions)
Fuel	$145.5
Materials and Supplies	49.4
Property, Plant and Equipment - Net	1,756.2
Other Class of Assets That Are Not Major	0.1
Total Assets Classified as Held for Sale on the Balance Sheets	$1,951.2

Liabilities:
Long-term Debt	$134.8
Waterford Plant Upgrade Liability	52.2
Asset Retirement Obligations	36.7
Other Classes of Liabilities That Are Not Major	12.2
Total Liabilities Classified as Held for Sale on the Balance Sheets	$235.9

IMPAIRMENTS

2016

Merchant Generating Assets (Generation & Marketing Segment)

In September 2016, due to AEP’s ongoing evaluation of strategic alternatives for its merchant generation assets, declining forecasts of future energy and capacity prices, and a decreasing likelihood of cost recovery through regulatory proceedings or legislation in the state of Ohio providing for the recovery of AEP’s existing Ohio merchant generation assets, AEP performed an impairment analysis at the unit level on the remaining merchant generation assets in accordance with accounting guidance for impairments of long-lived assets. Cardinal, Unit 1, a 43.5% interest in Conesville, Unit 4, Conesville, Units 5 and 6, a 26% interest in Stuart, Units 1-4, a 25.4% interest in Zimmer, Unit 1, and a 54.7% interest in Oklaunion (collectively the “Merchant Coal-Fired Generation Assets”) were subject to this analysis. Additionally, Racine Hydroelectric Plant (“Racine”), Putnam and I&M’s Price River coal reserves (“Coal Reserves”) and Desert Sky and Trent Wind Farms (“Wind Farms”) were also included in this analysis. For the Merchant Coal-Fired Generation Assets, Racine and the Wind Farms, AEP performed step one of the impairment analysis using undiscounted cash flows for the estimated useful lives of the assets based upon energy and capacity price curves, as applicable, which were developed internally with both observable Level 2 third party quotations and unobservable Level 3 inputs, as well as management’s forecasts of operating expenses and capital expenditures. The step one analysis concluded the book value of Racine would be recovered and the book value of the remaining assets would not be recovered.

AEP performed step two of the impairment analysis on the Merchant Coal-Fired Generation Assets using a ten-year discounted cash flow model based upon forecasted energy and capacity price curves, which were developed internally using both observable Level 2 third party quotations and unobservable Level 3 inputs, as well as management’s forecasts of operating expenses and capital expenditures. The step two analysis resulted in projected negative cash flows. Based on this result, coupled with the significant capital investments necessary to comply with environmental rules to allow the Merchant Coal-Fired Generation Assets to operate to the end of their currently estimated depreciable lives and the joint-ownership structure of these facilities, management determined the fair value of these assets was $0. AEP performed step two of the impairment analysis on the Wind Farms using a ten-year discounted cash flow model utilizing forecasted energy price curves, which were developed internally using both observable Level 2 third party quotations and unobservable Level 3 inputs, as well as management’s forecasts of operating expenses and capital expenditures. The results concluded the Wind Farms were also impaired.
For the Coal Reserves, AEP performed step one of the impairment analysis and concluded the book value of the assets would not be recovered. Step two of the impairment analysis on the Coal Reserves was performed using a market approach with Level 3 unobservable inputs. The results concluded the Coal Reserves were also impaired.
Based on the impairment analysis performed, in the third quarter of 2016, AEP recorded a pretax impairment of $2.3 billion in Asset Impairments and Other Related Charges on the statements of income. See the table below for additional information.

Impaired Assets	Book Value	Fair Value	Impairment
	(in millions)
Merchant Coal-Fired Generation Assets	$2,139.4	$—	$2,139.4
Trent and Desert Sky Wind Farms	118.7	46.0	72.7
Coal Reserves (a)	56.6	3.8	52.8
Total	$2,314.7	$49.8	$2,264.9

(a)	Includes the $11 million book value of I&M’s Price River Coal Reserves which were fully impaired. This $11 million impairment is reflected in the Vertically Integrated Utilities Segment.

Based on capital expenditure activity of the Merchant Coal-fired Generation Assets in the fourth quarter of 2016, AEP recorded a pretax impairment of an additional $3 million in Asset Impairments and Other Related Charges on AEP’s statements of income.

Southwestern Electric Power Co [Member]
Dispositions, Assets and Liabilities Held for Sale and Impairments
DISPOSITIONS, ASSETS AND LIABILITIES HELD FOR SALE AND IMPAIRMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

DISPOSITIONS

2016

Tanners Creek Plant (Vertically Integrated Utilities Segment) (Applies to AEP and I&M)

In October 2016, I&M sold its retired Tanners Creek Plant site including its associated asset retirement obligations (AROs) to a nonaffiliated party.  I&M paid $92 million and the nonaffiliated party took ownership of the Tanners Creek plant site assets and assumed responsibility for environmental liabilities and AROs, including ash pond closure, asbestos abatement and decommissioning and demolition.  I&M did not record a gain or loss related to this sale and will address recovery of Tanners Creek deferred costs in future rate proceedings. If any of the costs associated with Tanners Creek are not recoverable, it could reduce future net income and impact financial condition.

2015

Muskingum River Plant (Generation & Marketing Segment)

In August 2015, AGR sold its retired Muskingum River Plant site including its associated asset retirement obligations to a nonaffiliated party.  AGR paid $48 million and the nonaffiliated party took ownership of the Muskingum River Plant site assets and assumed responsibility for environmental liabilities and AROs, including ash pond closure, asbestos abatement and decommissioning and demolition.  As a result of the sale, a net gain of $32 million was recognized and recorded in Other Operation on the statements of income.  The cash paid was recorded in Operating Activities on the statements of cash flows.

AEPRO (Corporate and Other)

In October 2015, AEP signed a Purchase and Sale Agreement to sell its commercial barge transportation subsidiary, AEPRO, to a nonaffiliated party. The sale closed in November 2015. The nonaffiliated party acquired AEPRO by purchasing all of the common stock of AEP Resources, Inc., the parent company of AEPRO.  The nonaffiliated party assumed certain assets and liabilities of AEPRO, excluding the equity method investment in International Marine Terminals, LLC, pension and benefit assets and liabilities and debt obligations. Prior to the closing of the sale, AEP retired the debt obligations of AEPRO. AEP retained ownership of its captive barge fleet that delivers coal to the company’s regulated coal-fueled power plant units owned or leased by AEGCo, APCo, I&M, KPCo and WPCo.  AEP signed a contract with the nonaffiliated party to dispatch and schedule its captive barge fleet for the company’s regulated coal-fueled power plant units.  AEP also had a separate contract with the nonaffiliated party to barge coal for AGR. These agreements with the nonaffiliated party extend through the end of 2019.
Results of operations of AEPRO have been classified as discontinued operations on AEP’s statements of income for the years ended December 31, 2015 and 2014, as shown in the following table:

	Years Ended December 31,
	2015	2014
	(in millions)
Other Revenues	$447.1	$641.6

Other Operation Expense	321.3	459.5
Maintenance Expense	21.5	32.6
Depreciation and Amortization Expense	26.9	31.5
Taxes Other Than Income Taxes	10.6	14.2
Total Expenses	380.3	537.8

Other Income (Expense)	(16.9)	(17.1)

Pretax Income of Discontinued Operations	49.9	86.7
Income Tax Expense	19.4	39.0
Equity Earnings of Unconsolidated Subsidiaries	(0.1)	(0.2)
Income from Discontinued Operations of AEPRO	30.4	47.5

Gain on Sale of Discontinued Operations	240.1	—
Income Tax Expense (Benefit)	(13.2)	—
Gain on Sale of Discontinued Operations, Net of Tax	253.3	—

Total Income on Discontinued Operations as Presented on the Statements of Income	$283.7	$47.5

In the second quarter of 2016, AEP recorded a $3 million loss related to the final accounting for the sale of AEPRO, which was recorded in Income (Loss) from Discontinued Operations, Net of Tax, on AEP’s statements of income.

ASSETS AND LIABILITIES HELD FOR SALE

2016

Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)
In September 2016, AEP signed a Purchase and Sale Agreement to sell AGR’s Gavin, Waterford and Darby plants as well as AEGCo’s Lawrenceburg plant totaling 5,329 MWs of competitive generation assets for approximately $2.2 billion to a nonaffiliated party. The sale closed in January 2017.

In the third quarter of 2016, management determined the disposal group met the classification of held for sale. Accordingly, the four plants’ assets and liabilities have been recorded as Assets Held for Sale and Liabilities Held for Sale on AEP’s balance sheet as of December 31, 2016 and as shown in the table below. The Income from Continuing Operations before Income Tax Expense (Credit) and Equity Earnings of the four plants was approximately $375 million, $451 million and $444 million for the years ended December 31, 2016, 2015 and 2014, respectively.

December 31,
2016
Assets:	(in millions)
Fuel	$145.5
Materials and Supplies	49.4
Property, Plant and Equipment - Net	1,756.2
Other Class of Assets That Are Not Major	0.1
Total Assets Classified as Held for Sale on the Balance Sheets	$1,951.2

Liabilities:
Long-term Debt	$134.8
Waterford Plant Upgrade Liability	52.2
Asset Retirement Obligations	36.7
Other Classes of Liabilities That Are Not Major	12.2
Total Liabilities Classified as Held for Sale on the Balance Sheets	$235.9

IMPAIRMENTS

2016

Merchant Generating Assets (Generation & Marketing Segment)

In September 2016, due to AEP’s ongoing evaluation of strategic alternatives for its merchant generation assets, declining forecasts of future energy and capacity prices, and a decreasing likelihood of cost recovery through regulatory proceedings or legislation in the state of Ohio providing for the recovery of AEP’s existing Ohio merchant generation assets, AEP performed an impairment analysis at the unit level on the remaining merchant generation assets in accordance with accounting guidance for impairments of long-lived assets. Cardinal, Unit 1, a 43.5% interest in Conesville, Unit 4, Conesville, Units 5 and 6, a 26% interest in Stuart, Units 1-4, a 25.4% interest in Zimmer, Unit 1, and a 54.7% interest in Oklaunion (collectively the “Merchant Coal-Fired Generation Assets”) were subject to this analysis. Additionally, Racine Hydroelectric Plant (“Racine”), Putnam and I&M’s Price River coal reserves (“Coal Reserves”) and Desert Sky and Trent Wind Farms (“Wind Farms”) were also included in this analysis. For the Merchant Coal-Fired Generation Assets, Racine and the Wind Farms, AEP performed step one of the impairment analysis using undiscounted cash flows for the estimated useful lives of the assets based upon energy and capacity price curves, as applicable, which were developed internally with both observable Level 2 third party quotations and unobservable Level 3 inputs, as well as management’s forecasts of operating expenses and capital expenditures. The step one analysis concluded the book value of Racine would be recovered and the book value of the remaining assets would not be recovered.

AEP performed step two of the impairment analysis on the Merchant Coal-Fired Generation Assets using a ten-year discounted cash flow model based upon forecasted energy and capacity price curves, which were developed internally using both observable Level 2 third party quotations and unobservable Level 3 inputs, as well as management’s forecasts of operating expenses and capital expenditures. The step two analysis resulted in projected negative cash flows. Based on this result, coupled with the significant capital investments necessary to comply with environmental rules to allow the Merchant Coal-Fired Generation Assets to operate to the end of their currently estimated depreciable lives and the joint-ownership structure of these facilities, management determined the fair value of these assets was $0. AEP performed step two of the impairment analysis on the Wind Farms using a ten-year discounted cash flow model utilizing forecasted energy price curves, which were developed internally using both observable Level 2 third party quotations and unobservable Level 3 inputs, as well as management’s forecasts of operating expenses and capital expenditures. The results concluded the Wind Farms were also impaired.
For the Coal Reserves, AEP performed step one of the impairment analysis and concluded the book value of the assets would not be recovered. Step two of the impairment analysis on the Coal Reserves was performed using a market approach with Level 3 unobservable inputs. The results concluded the Coal Reserves were also impaired.
Based on the impairment analysis performed, in the third quarter of 2016, AEP recorded a pretax impairment of $2.3 billion in Asset Impairments and Other Related Charges on the statements of income. See the table below for additional information.

Impaired Assets	Book Value	Fair Value	Impairment
	(in millions)
Merchant Coal-Fired Generation Assets	$2,139.4	$—	$2,139.4
Trent and Desert Sky Wind Farms	118.7	46.0	72.7
Coal Reserves (a)	56.6	3.8	52.8
Total	$2,314.7	$49.8	$2,264.9

(a)	Includes the $11 million book value of I&M’s Price River Coal Reserves which were fully impaired. This $11 million impairment is reflected in the Vertically Integrated Utilities Segment.

Based on capital expenditure activity of the Merchant Coal-fired Generation Assets in the fourth quarter of 2016, AEP recorded a pretax impairment of an additional $3 million in Asset Impairments and Other Related Charges on AEP’s statements of income.